Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Cost	$ 8,004,011	$ 6,262,453
Accumulated depreciation	2,077,737	1,725,237
Net book value	$ 5,926,274	4,537,216
Vessels [Member]
Property Plant And Equipment [Line Items]
Cost		6,116,091
Accumulated depreciation		1,725,237
Net book value		4,390,854
Vessels under construction [Member]
Property Plant And Equipment [Line Items]
Cost		146,362
Accumulated depreciation		0
Net book value		$ 146,362